INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intangible assets
Balance at beginning of the period	$ 76,704,869
Balance at end of the period	174,288,295
Accumulated depreciation
Intangible assets
Balance at beginning of the period	(17,524,688)	$ (10,676,841)
Amortization of the period	(7,958,605)	(2,171,429)
Foreign currency translation	(3,133)	(2,177,269)
Balance at end of the period	(25,486,426)	(15,025,539)
HB4 and breeding program
Intangible assets
Balance at beginning of the period	29,802,534
Balance at end of the period	31,032,302
HB4 and breeding program | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(1,568,554)
Amortization of the period	(1,270,163)
Balance at end of the period	(2,838,717)
Integrated products
Intangible assets
Balance at beginning of the period	3,137,158
Balance at end of the period	3,133,465
Integrated products | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(43,997)
Amortization of the period	(34,439)
Foreign currency translation	(1,921)
Balance at end of the period	(80,357)
Microbiology product
Intangible assets
Balance at beginning of the period	5,792,348
Balance at end of the period	48,170,016
Microbiology product | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,063,073)	(2,041,023)
Amortization of the period	(3,218,529)	(390,342)
Foreign currency translation		(418,946)
Balance at end of the period	(6,281,602)	(2,850,311)
Trademarks and patents
Intangible assets
Balance at beginning of the period	8,267,041
Balance at end of the period	63,681,707
Trademarks and patents | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,916,004)	(2,900,915)
Amortization of the period	(67,578)	(590,871)
Foreign currency translation		(593,254)
Balance at end of the period	(3,983,582)	(4,085,040)
Software
Intangible assets
Balance at beginning of the period	2,167,985
Balance at end of the period	1,316,375
Software | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,008,388)	(1,935,552)
Amortization of the period	(999,286)	(337,807)
Foreign currency translation	(1,212)	(394,185)
Balance at end of the period	(4,008,886)	(2,667,544)
Customer loyalty
Intangible assets
Balance at beginning of the period	22,537,803
Balance at end of the period	21,954,430
Customer loyalty | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(5,924,672)	(3,799,351)
Amortization of the period	(2,368,610)	(852,409)
Foreign currency translation		(770,884)
Balance at end of the period	$ (8,293,282)	$ (5,422,644)